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US Legal Services

Katherine K. Gaudreau
Paralegal
(860) 273-3892
Fax: (860) 273-3004
GaudreauK@ING-AFS.com

July 24, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 26 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: MULTIPLE SPONSORED RETIREMENT OPTIONS 403(B), 457,
        401(A) AND 401(K)
     FILE NUMBERS:  333-01107* AND 811-2513
     RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement dated July 20, 2001 to the Prospectus contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 ("Amendment No. 26") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 26 of the Registrant's Registration Statement on Form N-4 which was declared effective on July 20, 2001. The text of Amendment No. 26 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Sincerely,

/s/ Katherine K. Gaudreau

Katherine K. Gaudreau

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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).



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